Workers' Compensation And Black Lung (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Partners' capital	$ 296,371				$ 299,794					$ 296,371	$ 299,794	$ 301,937	$ 243,229
Net income	820	2,877	5,897	(177)	8,690	[1]	8,876	12,996	8,974	9,418	39,535	37,298
Workers' compensation insurance receivable	4,327				3,829					4,327	3,829
Black Lung Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate										5.00%	4.00%
Workers Compensation [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate										2.00%	2.00%
Restatement Adjustment [Member]
Defined Benefit Plan Disclosure [Line Items]
Partners' capital													(5,800)
Net income											$ (700)	$ (800)

[1]	Fourth quarter 2012 data was revised from the amounts previously reported to correctly report the Partnership’s liability and costs for black lung benefits (see note 12 for further details